Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ 113	$ (7,158)	$ (2,512)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	33,771	56,450	54,139
Provision for doubtful accounts	2,153	1,483	1,840
Stock-based compensation expense	29,430	21,053	8,662
Amortization of debt issuance costs	732	0	0
Loss on lease modification	271	0	0
Deferred taxes	(1,913)	(4,051)	(4,733)
Operating lease right-of-use assets, net	(741)	0	0
Loss (gain) on foreign currency exchange rates	1,433	1,707	(601)
Other non-cash expenses	0	0	(100)
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in business combinations:
Accounts receivable	(5,567)	(3,458)	(5,015)
Income taxes receivable	(5,999)	(233)	(271)
Prepaid expenses and other assets	(10,673)	(581)	(1,025)
Accounts payable	(455)	3,273	(236)
Due to and from affiliates	(8,302)	6,155	(3,753)
Accrued liabilities and other	11,923	7,970	(2,562)
Accrued related party interest payable	(2,477)	1,540	(18,550)
Income taxes payable	158	389	752
Deferred revenue	1,253	1,126	(495)
Other long-term assets	231	0	0
Other long-term liabilities	0	0	0
Net cash provided by operating activities	45,341	85,665	25,540
Cash flows from investing activities
Purchases of property and equipment	(30,664)	(11,919)	(5,793)
Purchases of intangible assets	(4,169)	(4,221)	(2,422)
Acquisitions, net of cash acquired		0	(14,823)
Net cash used in investing activities	(34,833)	(16,140)	(23,038)
Cash flows from financing activities
Proceeds from Private Placement, net of $9,000 of issuance costs	216,000	0	0
Distribution of net proceeds from Private Placement to Parent	(216,000)	0	0
Payments of tax withholding obligations related to restricted stock	(2,230)	0	0
Exercise of stock options	23	0	0
Proceeds from credit agreement	350,000	0	0
Repayments of borrowings due to affiliates	(372,650)	(21,750)	(55,600)
Repayments of borrowings from Credit Agreement	(875)	0	0
Net transfers (to) from Parent	(6,515)	11,192	12,789
Payment of debt issuance costs	(10,075)	0	0
Net cash used in financing activities	(42,322)	(10,558)	(42,811)
Effect of exchange rate changes on cash and cash equivalents	(1,240)	1,475	1,790
Net (decrease) increase in cash and cash equivalents	(33,054)	60,442	(38,519)
Cash and cash equivalents
Beginning of period	99,790	39,348	77,867
End of period	66,736	99,790	39,348
Supplemental disclosure of cash flow information
Cash paid for interest	20,387	26,602	52,681
Cash paid for income taxes	19,029	14,205	8,941
Non-cash investing and financing transactions
Change in purchases of property, equipment and leasehold improvements included in accounts payable and accrued expenses	1,138	2,653	624
Right-of-use assets obtained in exchange for operating lease liabilities	$ 31,079	$ 5,765	$ 2,278